Other Income and Expenses - Schedule of Depreciation, Amortisation and Costs of Inventories (Details) - Other Income and Expenses [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Depreciation, Amortisation and Costs of Inventories [Line Items]
Impairment of inventories				¥ 7,840
Impairment of property, plant and equipment				34,858
Impairment of intangible assets				427,314
Impairment of goodwill		764		237,225
Unreducible VAT for purchased intangible assets		13,061
Others			(6)
Total other income (losses)		13,825	(6)	707,237
Included in cost of sales [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	[1]		1,806	13,983
Amortisation of intangible assets		10,298	5,105	18,095
Inventories disposal			22,605	21,231
Included in selling and distribution expenses [Member]
Included in selling and distribution expenses:
Depreciation of right-of-use assets		554	1,338	1,315
Included in administrative expenses [Member]
Included in cost of sales:
Depreciation of property, plant and equipment		16	160	983
Amortisation of intangible assets		189	545	531
Included in selling and distribution expenses:
Depreciation of right-of-use assets		¥ 729	¥ 860	¥ 2,118

[1]	Depreciation of property, plant and equipment during the year ended December 31, 2024 and 2023 decreased due to disposal of property, plant and equipment.